Stockholders' Equity (Deficit) (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of common stock issue	140,000,000
Personnel costs						$ 1,295,998	$ 214,955		$ 827,201	$ 1,499,585
Stock issued during the period convertible, shares						37,538,998		49,110,845
Stock issued during the period convertible						$ 140,500		$ 171,600		46,048
Number of shares issued				8,600,298
Fair value amount							$ 318,000			7,500
Number of shares warrant exercise							4,170,000		4,170,000
Preferred stock dividend						$ 1,722	$ 2,588		$ 7,764	$ 9,488
Series B Convertible Preferred Stock [Member]
Preferred stock dividend							$ 13,800
Board Members [Member]
Number of common stock issue	140,000,000
Personnel costs	$ 961,666
Employees and Consultants [Member]
Number of common stock issue	31,834,386
Number of common stock issue, value	$ 236,448
Bridge Noteholder [Member]
Number of shares issued			294,994
Consultant [Member]
Number of shares issued					250,000
Number of shares issued for services			6,662,312						10,052,318
Fair value amount			$ 318,000		$ 7,500				$ 459,417
Durwood Orlando Reece [Member]
Number of shares issued		1,000,000